UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21686
                                                     ---------

                          Oppenheimer Portfolio Series
                          ----------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: January 31
                                                ----------

                      Date of reporting period: 10/31/2007
                                                ----------


ITEM 1. SCHEDULE OF INVESTMENTS.


Conservative Investor Fund

STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                            SHARES           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--99.9% 1
-----------------------------------------------------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENT FUNDS--11.4%
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y                                                  2,641,371   $  22,240,341
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Real Estate Fund, Cl. Y                                                                        743,002      17,683,453
                                                                                                                     --------------
                                                                                                                        39,923,794

-----------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME FUNDS--65.6%
Oppenheimer Champion Income Fund, Cl. Y                                                                  4,179,464      38,827,220
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund, Cl. Y                                                                       11,049,351     112,371,895
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer International Bond Fund, Cl. Y                                                               3,035,017      19,940,059
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Limited-Term Government Fund, Cl. Y                                                          5,838,827      58,096,323
                                                                                                                     --------------
                                                                                                                       229,235,497

-----------------------------------------------------------------------------------------------------------------------------------
GLOBAL EQUITY FUND--5.7%
Oppenheimer Global Fund, Cl. Y                                                                             239,676      19,991,341
-----------------------------------------------------------------------------------------------------------------------------------
U.S. EQUITY FUNDS--17.2%
Oppenheimer Capital Appreciation Fund, Cl. Y 2                                                             364,644      20,792,021
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y                                                                        434,619      19,779,535
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Value Fund, Cl. Y                                                                              644,583      19,356,819
                                                                                                                     --------------
                                                                                                                        59,928,375

-----------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $331,504,240)                                                               99.9%    349,079,007
-----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                                                0.1         380,773

                                                                                                     ------------------------------
NET ASSETS                                                                                                   100.0%  $ 349,459,780
                                                                                                     ==============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended October 31, 2007, by virtue of the Portfolio owning at least 5% of the voting securities of the issuer or as a result of the Portfolio and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:


                         1 | CONSERVATIVE INVESTOR FUND

Conservative Investor Fund

STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                    SHARES            GROSS           GROSS             SHARES
                                                          JANUARY 31, 2007        ADDITIONS      REDUCTIONS   OCTOBER 31, 2007
-------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                       231,332          152,861          19,549            364,644
Oppenheimer Champion Income Fund, Cl. Y                          2,477,295        1,922,193         220,024          4,179,464
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y          1,441,991        1,312,986         113,606          2,641,371
Oppenheimer Core Bond Fund, Cl. Y                                6,523,270        5,000,014         473,933         11,049,351
Oppenheimer Global Fund, Cl. Y                                     155,463          101,485          17,272            239,676
Oppenheimer Institutional Money Market Fund, Cl. E                 637,460       65,464,245      66,101,705                  -
Oppenheimer International Bond Fund, Cl. Y                       1,863,135        1,346,404         174,522          3,035,017
Oppenheimer Limited-Term Government Fund, Cl. Y                  3,414,211        2,674,559         249,943          5,838,827
Oppenheimer Main Street Fund, Cl. Y                                280,537          182,508          28,426            434,619
Oppenheimer Real Estate Fund, Cl. Y                                506,371          366,205         129,574            743,002
Oppenheimer Value Fund, Cl. Y                                      439,532          270,818          65,767            644,583

                                                                                                        DIVIDEND      REALIZED
                                                                                           VALUE          INCOME   GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                                      $   20,792,021   $          --   $   (10,591)
Oppenheimer Champion Income Fund, Cl. Y                                               38,827,220       1,655,714       (41,069)
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y                               22,240,341              --      (203,613)
Oppenheimer Core Bond Fund, Cl. Y                                                    112,371,895       3,503,302      (101,798)
Oppenheimer Global Fund, Cl. Y                                                        19,991,341          71,493       (14,966)
Oppenheimer Institutional Money Market Fund, Cl. E                                            --          24,188            -
Oppenheimer International Bond Fund, Cl. Y                                            19,940,059         501,760        (3,009)
Oppenheimer Limited-Term Government Fund, Cl. Y                                       58,096,323       1,669,729       (33,049)
Oppenheimer Main Street Fund, Cl. Y                                                   19,779,535              --       (15,789)
Oppenheimer Real Estate Fund, Cl. Y                                                   17,683,453          89,982       130,810
Oppenheimer Value Fund, Cl. Y                                                         19,356,819              --           907
                                                                                  ---------------------------------------------
                                                                                  $  349,079,007   $   7,516,168   $  (292,167)
                                                                                  =============================================

2. Non-income producing security.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Portfolio calculates the net asset value of each class of shares based upon the net asset value of the applicable Underlying Funds. For each Underlying Fund, the net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Underlying Fund's net assets attributable to that class by the number of shares of that class outstanding on that day. To determine net asset values, the Underlying Fund assets are valued primarily on the basis of current market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Underlying Fund's Board of Trustees/Directors believes accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Underlying Fund's foreign investments may change on days when investors cannot buy or redeem Underlying Fund shares.

Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Portfolio invests has its own investment risks, and those risks can affect the value of the Portfolio's investments and therefore the value of the Portfolio's shares. To the extent that


                         2 | CONSERVATIVE INVESTOR FUND

Conservative Investor Fund

STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

the Portfolio invests more of its assets in one Underlying Fund than in another, the Portfolio will have greater exposure to the risks of that Underlying Fund.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Portfolio is permitted to invest daily available cash balances in an affiliated money market fund. The Portfolio may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Portfolio's investment in IMMF is included in the Statement of Investments, if applicable. As a shareholder, the Portfolio is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Portfolio expenses in an amount equal to the indirect management fees incurred through the Portfolio's investment in IMMF.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of October 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities    $   331,796,718
                                  ===============

Gross unrealized appreciation     $    17,625,104
Gross unrealized depreciation            (342,815)
                                  ---------------
Net unrealized appreciation       $    17,282,289
                                  ===============


                         3 | CONSERVATIVE INVESTOR FUND




Moderate Investor Fund

STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                            SHARES           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--99.9% 1
-----------------------------------------------------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENT FUNDS--10.2%
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y                                                  6,342,149   $  53,400,894
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Real Estate Fund, Cl. Y                                                                      1,764,843      42,003,259
                                                                                                                     --------------
                                                                                                                        95,404,153

-----------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME FUNDS--43.5%
Oppenheimer Champion Income Fund, Cl. Y                                                                  9,568,304      88,889,544
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund, Cl. Y                                                                       17,650,691     179,507,532
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer International Bond Fund, Cl. Y                                                               7,288,517      47,885,555
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Limited-Term Government Fund, Cl. Y                                                          9,056,989      90,117,041
                                                                                                                     --------------
                                                                                                                       406,399,672

-----------------------------------------------------------------------------------------------------------------------------------
GLOBAL EQUITY FUND--10.3%
Oppenheimer Global Fund, Cl. Y                                                                           1,151,282      96,028,403
-----------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND--0.0%
Oppenheimer Institutional Money Market Fund, Cl. E, 5.20% 2                                                182,599         182,599
-----------------------------------------------------------------------------------------------------------------------------------
U.S. EQUITY FUNDS--35.9%
Oppenheimer Capital Appreciation Fund, Cl. Y 3                                                           1,754,002     100,013,194
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y                                                                      2,088,860      95,064,031
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Opportunity Fund, Cl. Y                                                          2,837,887      47,335,955
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Value Fund, Cl. Y                                                                            3,097,778      93,026,260
                                                                                                                     --------------
                                                                                                                       335,439,440

-----------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $857,356,563)                                                               99.9%    933,454,267
-----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                                                0.1         696,665

                                                                                                     ------------------------------
NET ASSETS                                                                                                   100.0%  $ 934,150,932
                                                                                                     ==============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended October 31, 2007, by virtue of the Portfolio owning at least 5% of the voting securities of the issuer or as a result of the Portfolio and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:


                           1 | MODERATE INVESTOR FUND

Moderate Investor Fund

STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                    SHARES            GROSS           GROSS             SHARES
                                                          JANUARY 31, 2007        ADDITIONS      REDUCTIONS   OCTOBER 31, 2007
-------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                     1,239,117          529,420          14,535          1,754,002
Oppenheimer Champion Income Fund, Cl. Y                          6,341,189        3,307,196          80,081          9,568,304
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y          3,864,044        2,531,269          53,164          6,342,149
Oppenheimer Core Bond Fund, Cl. Y                               11,639,178        6,160,974         149,461         17,650,691
Oppenheimer Global Fund, Cl. Y                                     831,381          350,854          30,953          1,151,282
Oppenheimer Institutional Money Market Fund, Cl. E               1,897,564       82,454,354      84,169,319            182,599
Oppenheimer International Bond Fund, Cl. Y                       4,986,529        2,386,472          84,484          7,288,517
Oppenheimer Limited-Term Government Fund, Cl. Y                  5,914,588        3,219,011          76,610          9,056,989
Oppenheimer Main Street Fund, Cl. Y                              1,499,294          629,225          39,659          2,088,860
Oppenheimer Main Street Opportunity Fund, Cl. Y                  2,033,988          856,382          52,483          2,837,887
Oppenheimer Real Estate Fund, Cl. Y                              1,351,142          566,945         153,244          1,764,843
Oppenheimer Value Fund, Cl. Y                                    2,348,542          933,713         184,477          3,097,778

                                                                                                       DIVIDEND       REALIZED
                                                                                          VALUE          INCOME    GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                                     $  100,013,194   $          --    $    (5,267)
Oppenheimer Champion Income Fund, Cl. Y                                              88,889,544       4,050,583        (15,877)
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y                              53,400,894              --       (112,711)
Oppenheimer Core Bond Fund, Cl. Y                                                   179,507,532       5,968,711        (34,177)
Oppenheimer Global Fund, Cl. Y                                                       96,028,403         366,393        (34,603)
Oppenheimer Institutional Money Market Fund, Cl. E                                      182,599          50,644              -
Oppenheimer International Bond Fund, Cl. Y                                           47,885,555       1,282,509         (1,780)
Oppenheimer Limited-Term Government Fund, Cl. Y                                      90,117,041       2,759,759        (10,604)
Oppenheimer Main Street Fund, Cl. Y                                                  95,064,031              --        (20,361)
Oppenheimer Main Street Opportunity Fund, Cl. Y                                      47,335,955              --         (9,906)
Oppenheimer Real Estate Fund, Cl. Y                                                  42,003,259         223,381        (12,423)
Oppenheimer Value Fund, Cl. Y                                                        93,026,260              --         54,262
                                                                                 ----------------------------------------------
                                                                                 $  933,454,267   $  14,701,980    $  (203,447)
                                                                                 ==============================================

2. Rate shown is the 7-day yield as of October 31, 2007.

3. Non-income producing security.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Portfolio calculates the net asset value of each class of shares based upon the net asset value of the applicable Underlying Funds. For each Underlying Fund, the net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Underlying Fund's net assets attributable to that class by the number of shares of that class outstanding on that day. To determine net asset values, the Underlying Fund assets are valued primarily on the basis of current market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Underlying Fund's Board of Trustees/Directors believes accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Underlying Fund's foreign investments may change on days when investors cannot buy or redeem Underlying Fund shares.

Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).


                           2 | MODERATE INVESTOR FUND

Moderate Investor Fund

STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Portfolio invests has its own investment risks, and those risks can affect the value of the Portfolio's investments and therefore the value of the Portfolio's shares. To the extent that the Portfolio invests more of its assets in one Underlying Fund than in another, the Portfolio will have greater exposure to the risks of that Underlying Fund.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Portfolio is permitted to invest daily available cash balances in an affiliated money market fund. The Portfolio may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Portfolio's investment in IMMF is included in the Statement of Investments, if applicable. As a shareholder, the Portfolio is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Portfolio expenses in an amount equal to the indirect management fees incurred through the Portfolio's investment in IMMF.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of October 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $  857,612,483
                                 ==============

Gross unrealized appreciation    $   76,806,005
Gross unrealized depreciation          (964,221)
                                 --------------
Net unrealized appreciation      $   75,841,784
                                 ==============


                           3 | MODERATE INVESTOR FUND




Active Allocation Fund

STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--99.7% 1
-----------------------------------------------------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENT FUND--4.9%
Oppenheimer Real Estate Fund, Cl. Y                                                                   5,812,478    $   138,336,968
-----------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME FUNDS--22.9%
Oppenheimer Champion Income Fund, Cl. Y                                                              15,284,296        141,991,110
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund, Cl. Y                                                                    24,995,103        254,200,200
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer International Bond Fund, Cl. Y                                                           17,344,688        113,954,601
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer U.S. Government Trust, Cl. Y                                                             13,646,374        129,640,557
                                                                                                                   ----------------
                                                                                                                       639,786,468

-----------------------------------------------------------------------------------------------------------------------------------
GLOBAL EQUITY FUNDS--21.2%
Oppenheimer Developing Markets Fund, Cl. Y                                                              448,270         26,344,830
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund, Cl. Y                                                                        3,262,543        272,128,732
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Opportunities Fund, Cl. Y                                                          3,867,750        162,484,175
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer International Growth Fund, Cl. Y 2                                                        1,983,652         67,483,842
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer International Small Company Fund, Cl. Y                                                     651,658         24,723,910
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Quest International Value Fund, Inc., Cl. A                                               1,694,344         41,325,046
                                                                                                                   ----------------
                                                                                                                       594,490,535

-----------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND--0.7%
Oppenheimer Institutional Money Market Fund, Cl. E, 5.20% 3                                          18,740,972         18,740,972
-----------------------------------------------------------------------------------------------------------------------------------
U.S. EQUITY FUNDS--50.0%
Oppenheimer Capital Appreciation Fund, Cl. Y 4                                                        6,936,830        395,538,032
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y                                                                   5,919,715        269,406,228
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Opportunity Fund, Cl. Y                                                       9,380,372        156,464,597
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund, Cl. Y                                                         5,939,598        146,826,875
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Small- & Mid- Cap Value Fund, Cl. Y                                                         969,427         41,850,160
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Value Fund, Cl. Y                                                                        12,937,469        388,512,189
                                                                                                                   ----------------
                                                                                                                     1,398,598,081

-----------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $2,487,837,260)                                                          99.7%     2,789,953,024
-----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                                             0.3          7,897,323

                                                                                                     ------------------------------
NET ASSETS                                                                                                100.0%   $ 2,797,850,347
                                                                                                     ==============================

FOOTNOTES TO STATEMENT OF INVESTMENTS


                           1 | ACTIVE ALLOCATION FUND

Active Allocation Fund

STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended October 31, 2007, by virtue of the Portfolio owning at least 5% of the voting securities of the issuer or as a result of the Portfolio and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                SHARES                                               SHARES
                                                           JANUARY 31,            GROSS           GROSS         OCTOBER 31,
                                                                 2007         ADDITIONS      REDUCTIONS                2007
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                 5,035,770        2,030,071         129,011          6,936,830
Oppenheimer Champion Income Fund, Cl. Y                      3,973,401       11,451,218         140,323         15,284,296
Oppenheimer Core Bond Fund, Cl. Y                           17,144,429        8,078,160         227,486         24,995,103
Oppenheimer Developing Markets Fund, Cl. Y                     366,377          122,872          40,979            448,270
Oppenheimer Global Fund, Cl. Y                               2,405,097          957,106          99,660          3,262,543
Oppenheimer Global Opportunities Fund, Cl. Y                 2,450,325        1,436,366          18,941          3,867,750
Oppenheimer Institutional Money Market Fund, Cl. E           6,349,533      159,991,420     147,599,981         18,740,972
Oppenheimer International Bond Fund, Cl. Y                   2,779,230       14,664,719          99,261         17,344,688
Oppenheimer International Growth Fund, Cl. Y                 1,566,542          558,822         141,712          1,983,652
Oppenheimer International Small Company Fund, Cl. Y            558,527          182,567          89,436            651,658
Oppenheimer Main Street Fund, Cl. Y                          4,361,432        1,715,196         156,913          5,919,715
Oppenheimer Main Street Opportunity Fund, Cl. Y              6,480,652        2,946,532          46,812          9,380,372
Oppenheimer Main Street Small Cap Fund, Cl. Y                4,007,613        1,962,536          30,551          5,939,598
Oppenheimer Quest International Value Fund, Cl. A            1,270,789          479,088          55,533          1,694,344
Oppenheimer Real Estate Fund, Cl. Y                          4,290,964        2,107,690         586,176          5,812,478
Oppenheimer Small- & Mid- Cap Value Fund, Cl. Y                762,924          270,257          63,754            969,427
Oppenheimer Strategic Income Fund, Cl. Y                    41,051,737       18,510,102      59,561,839                 --
Oppenheimer U.S. Government Trust, Cl. Y                     3,000,034       10,752,977         106,637         13,646,374
Oppenheimer Value Fund, Cl. Y                                9,865,588        3,722,573         650,692         12,937,469

                                                                                                  DIVIDEND        REALIZED
                                                                                     VALUE          INCOME     GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                                $  395,538,032   $          --    $   (101,783)
Oppenheimer Champion Income Fund, Cl. Y                                        141,991,110       2,694,370         (16,946)
Oppenheimer Core Bond Fund, Cl. Y                                              254,200,200       8,624,154         (31,622)
Oppenheimer Developing Markets Fund, Cl. Y                                      26,344,830              --           2,427
Oppenheimer Global Fund, Cl. Y                                                 272,128,732       1,051,323        (127,050)
Oppenheimer Global Opportunities Fund, Cl. Y                                   162,484,175              --         (77,578)
Oppenheimer Institutional Money Market Fund, Cl.E                               18,740,972         486,924              --
Oppenheimer International Bond Fund, Cl. Y                                     113,954,601         800,490          (2,519)
Oppenheimer International Growth Fund, Cl. Y                                    67,483,842         121,785          32,806
Oppenheimer International Small Company Fund, Cl. Y                             24,723,910              --         166,917
Oppenheimer Main Street Fund, Cl. Y                                            269,406,228              --         (95,508)
Oppenheimer Main Street Opportunity Fund, Cl. Y                                156,464,597              --         (19,681)
Oppenheimer Main Street Small Cap Fund, Cl. Y                                  146,826,875              --         (39,906)
Oppenheimer Quest International Value Fund, Cl. A                               41,325,046          35,357         (29,118)
Oppenheimer Real Estate Fund, Cl. Y                                            138,336,968         745,333         716,792
Oppenheimer Small- & Mid- Cap Value Fund, Cl. Y                                 41,850,160              --          10,086
Oppenheimer Strategic Income Fund, Cl. Y                                                --       9,080,250       9,901,275
Oppenheimer U.S. Government Trust, Cl. Y                                       129,640,557       1,452,336          (6,698)
Oppenheimer Value Fund, Cl. Y                                                  388,512,189              --          90,671
                                                                            -----------------------------------------------
                                                                            $2,789,953,024   $  25,092,322    $ 10,372,565
                                                                            ===============================================

2. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See accompanying Notes.

3. Rate shown is the 7-day yield as of October 31, 2007.

4. Non-income producing security.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Portfolio calculates the net asset value of each class of shares based upon the net asset value of the applicable Underlying Funds. For each Underlying Fund, the net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Underlying Fund's net assets attributable to that class by the number of shares of that class outstanding on that day. To determine net asset values, the Underlying Fund assets are valued primarily on the basis of current


                           2 | ACTIVE ALLOCATION FUND

Active Allocation Fund

STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Underlying Fund's Board of Trustees/Directors believes accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Underlying Fund's foreign investments may change on days when investors cannot buy or redeem Underlying Fund shares.

Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Portfolio invests has its own investment risks, and those risks can affect the value of the Portfolio's investments and therefore the value of the Portfolio's shares. To the extent that the Portfolio invests more of its assets in one Underlying Fund than in another, the Portfolio will have greater exposure to the risks of that Underlying Fund.

FOREIGN CURRENCY TRANSLATION. The Portfolio's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Portfolio's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Portfolio is permitted to invest daily available cash balances in an affiliated money market fund. The Portfolio may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Portfolio's investment in IMMF is included in the Statement of Investments, if applicable. As a shareholder, the Portfolio is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Portfolio expenses in an amount equal to the indirect management fees incurred through the Portfolio's investment in IMMF.

INVESTMENTS WITH OFF BALANCE SHEET RISK. The Portfolio enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Portfolio's Statement of Assets and Liabilities in the annual and semiannual reports.

FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Portfolio may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Portfolio include the potential inability of the counterparty to meet the terms of the contract.


                           3 | ACTIVE ALLOCATION FUND

Active Allocation Fund

STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports with the change in unrealized appreciation or depreciation.

The Portfolio may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations in the annual and semiannual reports.

As of October 31, 2007, the Portfolio had outstanding foreign currency contracts as follows:

                                                  CONTRACT
                                     EXPIRATION     AMOUNT          VALUATION AS OF      UNREALIZED     UNREALIZED
CONTRACT DESCRIPTION                      DATES     (000S)         OCTOBER 31, 2007    APPRECIATION   DEPRECIATION
-------------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Hong Kong Dollar (HKD)                   1/7/08     23,000   HKD   $      2,970,228   $       5,164   $         --
Hungarian Forint (HUF)                   1/7/08    323,000   HUF          1,855,712          45,072             --
Mexican Nuevo Peso (MXN)                 1/7/08     25,000   MXN          2,332,139          45,380             --
New Turkish Lira (TRY)                   1/7/08      2,000   TRY          1,678,035          55,317             --
Polish Zloty (PLZ)                       1/7/08      4,100   PLZ          1,638,052          95,713             --
Singapore Dollar (SGD)                   1/7/08      3,800   SGD          2,638,366          49,457             --
                                                                                      -----------------------------
                                                                                            296,103             --
                                                                                      -----------------------------

CONTRACTS TO SELL
British Pound Sterling (GBP)             1/7/08        700   GBP          1,452,240              --         28,055
Euro (EUR)                               1/7/08      4,400   EUR          6,378,944              --        136,576
Japanese Yen (JPY)                       1/7/08    550,000   JPY          4,806,111              --         38,675
                                                                                      -----------------------------
                                                                                                 --        203,306
                                                                                      -----------------------------
Total unrealized appreciation and depreciation                                        $     296,103   $    203,306
                                                                                      =============================

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Portfolio may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Portfolio may also buy or write put or call options on these futures contracts.

The Portfolio generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Portfolio may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or has expired.

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities in the annual and semiannual reports. Cash is held in collateralized accounts to cover initial margin requirements on open futures contracts. The Statement of Assets and Liabilities in the annual and semiannual reports reflects a receivable and/or payable


                           4 | ACTIVE ALLOCATION FUND

Active Allocation Fund

STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports at the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of October 31, 2007, the Portfolio had outstanding futures contracts as follows:

                                                                                            UNREALIZED
                                            EXPIRATION   NUMBER OF    VALUATION AS OF     APPRECIATION
CONTRACT DESCRIPTION                             DATES   CONTRACTS   OCTOBER 31, 2007   (DEPRECIATION)
------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Standard & Poor's 500 E-Mini                  12/21/07         692   $     53,799,540   $    2,270,348
                                                                                        --------------

CONTRACTS TO SELL
Japan (Government of) Bonds, 10 yr.           12/10/07          45          5,308,412          (46,445)
U.S. Long Bonds                               12/19/07         194         21,843,188          (67,008)
United Kingdom Long Gilt                      12/27/07          38          8,478,157            2,881
                                                                                        --------------
                                                                                              (110,572)
                                                                                        --------------
                                                                                        $    2,159,776
                                                                                        ==============

TOTAL RETURN SWAP CONTRACTS

A total return swap is an agreement under which a set of future cash flows is exchanged between two counterparties. One cash flow stream will typically be based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Payments under the swap are based on an agreed upon principal amount but since this principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using primarily quotations from counterparties and brokers. The value of the contracts is separately disclosed on the Statement of Assets and in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Portfolio at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Portfolio also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur in the reference asset).

As of October 31, 2007, the Portfolio had entered into the following total return swap agreements:

                                NOTIONAL                                                     TERMINATION
SWAP COUNTERPARTY                 AMOUNT         PAID BY THE FUND     RECEIVED BY THE FUND         DATES         VALUE
-----------------------------------------------------------------------------------------------------------------------
Goldman Sachs
International:

                                                One-Month USD BBA
                                           LIBOR and if negative,
                                            the absolute value of   If positive, the Total
                                           theTotal Return of the       Return of the MSCI
                                                 MSCI Daily Total   Daily Total Return Net
                                              Return Net Emerging      Emerging Market USD
                           $   1,102,810         Market USD Index                    Index      12/10/07    $    98,133


                           5 | ACTIVE ALLOCATION FUND

Active Allocation Fund

STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                One-Month USD BBA
                                           LIBOR and if negative,
                                            the absolute value of   If positive, the Total
                                           theTotal Return of the       Return of the MSCI
                                                 MSCI Daily Total   Daily Total Return Net
                                              Return Net Emerging      Emerging Market USD
                               1,002,642         Market USD Index                    Index      12/10/07         97,078

                                                One-Month USD BBA
                                           LIBOR and if negative,
                                            the absolute value of   If positive, the Total
                                           theTotal Return of the       Return of the MSCI
                                                 MSCI Daily Total   Daily Total Return Net
                                              Return Net Emerging      Emerging Market USD
                                 701,580         Market USD Index                    Index      12/10/07         67,273

                                                One-Month USD BBA
                                           LIBOR and if negative,
                                            the absolute value of   If positive, the Total
                                           theTotal Return of the       Return of the MSCI
                                                 MSCI Daily Total   Daily Total Return Net
                                              Return Net Emerging      Emerging Market USD
                               2,606,387         Market USD Index                    Index      12/10/07        246,852

                                                One-Month USD BBA
                                           LIBOR and if negative,
                                            the absolute value of   If positive, the Total
                                           theTotal Return of the       Return of the MSCI
                                                 MSCI Daily Total   Daily Total Return Net
                                              Return Net Emerging      Emerging Market USD
                              14,987,602         Market USD Index                    Index      12/10/07      1,509,554
-----------------------------------------------------------------------------------------------------------------------

                                                                         One-Month USD BBA
                                                                      LIBOR minus 60 basis
                                                                   points and if negative,
                                                                     the absolute value of
                                           If positive, the Total  the Total Return of the
                                                Return of the S&P        S&P Small Cap 600
UBS AG                        26,990,582      Small Cap 600 Index                    Index       11/6/08        212,805
                                                                                                            -----------
                                                                                                            $ 2,231,695
                                                                                                            ===========

Abbreviations are as follows:

BBA LIBOR             British Bankers' Association London-Interbank Offered Rate

MSCI                  Morgan Stanley Capital International

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of October 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                           6 | ACTIVE ALLOCATION FUND

Active Allocation Fund

STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities          $     2,493,257,708
Federal tax cost of other investments            16,010,006
                                        -------------------
Total federal tax cost                  $     2,509,267,714
                                        ===================

Gross unrealized appreciation           $       302,142,956
Gross unrealized depreciation                    (1,056,170)

                                        -------------------
Net unrealized appreciation             $       301,086,786
                                        ===================


                           7 | ACTIVE ALLOCATION FUND




Equity Investor Fund

STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--100.2% 1
-----------------------------------------------------------------------------------------------------------------------------------
GLOBAL EQUITY FUNDS--31.0%
Oppenheimer Developing Markets Fund, Cl. Y                                                              564,704    $    33,187,684
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund, Cl. Y                                                                        1,304,414        108,801,104
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Opportunities Fund, Cl. Y                                                            662,520         27,832,457
                                                                                                                   ----------------
                                                                                                                       169,821,245

-----------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND--0.2%
Oppenheimer Institutional Money Market Fund, Cl. E, 5.20% 2                                             890,312            890,312
-----------------------------------------------------------------------------------------------------------------------------------
U.S. EQUITY FUNDS--69.0%
Oppenheimer Capital Appreciation Fund, Cl. Y 3                                                        1,987,026        113,300,248
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y                                                                   1,775,254         80,791,795
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Opportunity Fund, Cl. Y                                                       3,215,826         53,639,978
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund, Cl. Y                                                         2,039,144         50,407,654
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Value Fund, Cl. Y                                                                         2,632,703         79,060,072
                                                                                                                   ----------------
                                                                                                                       377,199,747

-----------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $471,707,590)                                                           100.2%       547,911,304
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                                      (0.2)          (945,196)

                                                                                                      -----------------------------
NET ASSETS                                                                                                100.0%   $   546,966,108
                                                                                                      =============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended October 31, 2007, by virtue of the Portfolio owning at least 5% of the voting securities of the issuer or as a result of the Portfolio and the issuer having the same investment advisor.

Transactions during the period in which the issuer was an affiliate are as follows:

                                                                SHARES            GROSS           GROSS             SHARES
                                                      JANUARY 31, 2007        ADDITIONS      REDUCTIONS   OCTOBER 31, 2007
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                 1,364,861          635,954          13,789          1,987,026
Oppenheimer Developing Markets Fund, Cl. Y                     425,351          166,815          27,462            564,704
Oppenheimer Global Fund, Cl. Y                                 915,262          400,622          11,470          1,304,414
Oppenheimer Global Opportunities Fund, Cl. Y                   430,055          237,022           4,557            662,520
Oppenheimer Institutional Money Market Fund, Cl. E             812,798       40,351,952      40,274,438            890,312
Oppenheimer Main Street Fund, Cl. Y                          1,239,380          548,248          12,374          1,775,254
Oppenheimer Main Street Opportunity Fund, Cl. Y              2,241,434          996,880          22,488          3,215,826
Oppenheimer Main Street Small Cap Fund, Cl. Y                1,423,589          632,570          17,015          2,039,144
Oppenheimer Value Fund, Cl. Y                                1,940,570          799,851         107,718          2,632,703

                                                                                                   DIVIDEND       REALIZED
                                                                                      VALUE          INCOME    GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                                 $  113,300,248   $          --    $   (23,174)
Oppenheimer Developing Markets Fund, Cl. Y                                       33,187,684              --        (18,112)
Oppenheimer Global Fund, Cl. Y                                                  108,801,104         411,317        (38,265)
Oppenheimer Global Opportunities Fund, Cl. Y                                     27,832,457              --        (20,080)
Oppenheimer Institutional Money Market Fund, Cl. E                                  890,312          28,871             --
Oppenheimer Main Street Fund, Cl. Y                                              80,791,795              --        (16,414)
Oppenheimer Main Street Opportunity Fund, Cl. Y                                  53,639,978              --        (11,831)
Oppenheimer Main Street Small Cap Fund, Cl. Y                                    50,407,654              --        (23,981)
Oppenheimer Value Fund, Cl. Y                                                    79,060,072              --          6,778
                                                                             ----------------------------------------------
                                                                             $  547,911,304   $     440,188    $  (145,079)
                                                                             ==============================================

2. Rate shown is the 7-day yield as of October 31, 2007.

3. Non-income producing security.


                            1 | EQUITY INVESTOR FUND

Equity Investor Fund

STATEMENT OF INVESTMENTS   OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Portfolio calculates the net asset value of each class of shares based upon the net asset value of the applicable Underlying Funds. For each Underlying Fund, the net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Underlying Fund's net assets attributable to that class by the number of shares of that class outstanding on that day. To determine net asset values, the Underlying Fund assets are valued primarily on the basis of current market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Underlying Fund's Board of Trustees/Directors believes accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Underlying Fund's foreign investments may change on days when investors cannot buy or redeem Underlying Fund shares.

Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Portfolio invests has its own investment risks, and those risks can affect the value of the Portfolio's investments and therefore the value of the Portfolio's shares. To the extent that the Portfolio invests more of its assets in one Underlying Fund than in another, the Portfolio will have greater exposure to the risks of that Underlying Fund.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Portfolio is permitted to invest daily available cash balances in an affiliated money market fund. The Portfolio may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Portfolio's investment in IMMF is included in the Statement of Investments, if applicable. As a shareholder, the Portfolio is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Portfolio expenses in an amount equal to the indirect management fees incurred through the Portfolio's investment in IMMF.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of October 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $  471,733,018
                                 ==============

Gross unrealized appreciation    $   76,178,286
Gross unrealized depreciation                --
                                 --------------
Net unrealized appreciation      $   76,178,286
                                 ==============


                            2 | EQUITY INVESTOR FUND



ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/31/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Portfolio Series

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    12/11/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    12/11/2007

By:      /s/ Brian W. Wixted
         ---------------------------
         Brian W. Wixted
         Principal Financial Officer
Date:    12/11/2007